Report Of The Directors Financial Review Risk Report - Loans and advances to customers and banks measured at amortised cost (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Financial assets	£ 269,168	£ 255,421
Financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	3,248	10
Total gross loans and advances | Financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	492,408	432,006
Total gross loans and advances | Financial assets at amortised cost | Loans and advances to customers and banks
Disclosure of credit risk exposure [line items]
Financial assets	90,869
Total gross loans and advances | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	21,325
Impairment allowances on loans and advances | Financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	(1,370)	£ (1,240)
Impairment allowances on loans and advances | Financial assets at amortised cost | Loans and advances to customers and banks
Disclosure of credit risk exposure [line items]
Financial assets	(1,146)
Impairment allowances on loans and advances | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	£ (131)